Investments in equity accounted associates - Castcrown Ltd - Additional information (Details) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 27, 2022 USD ($) item	Feb. 28, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 30, 2022 USD ($)
Disclosure of associates [line items]
Estimate average discount rate				30.00%
EV/Bookings multiple				1.2
Enterprise value EBITDA multiple				8.6
Increase in recoverable amount due to change in EV/EBITDA multiple			10.00%
MX Capital Limited [Member]
Disclosure of associates [line items]
Percentage of shares acquired (in percent)	48.80%
Consideration	$ 15,000
Put and call option to obtain full control (as a percent)	100
Recoverable amount of the CGU				$ 0
Period applied to cash flow projections				3 years
Estimate average discount rate				19.30%
Impairment charge			$ 0	$ 15,881
Increase in recoverable amount due to change in EV/EBITDA multiple			10.00%
Percentage of change in EV/Bookings multiple			10.00%	10.00%
Castcrown Ltd
Disclosure of associates [line items]
Percentage of shares acquired (in percent)	49.50%
Consideration	$ 2,970
Number of survival RPG titles | item	2
Put and call option to obtain full control (as a percent)	100
Additional option premium	$ 515
Derivative asset arising from call option				$ (1,799)	$ 1,799	$ (1,799)
Option premium payable for call option	$ 1,200
Option premium paid to remaining shareholders		$ 515